Short-term bank loans (Details)				0 Months Ended						0 Months Ended			0 Months Ended					0 Months Ended			0 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Aug. 19, 2012 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013 USD ($)	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013 CNY	Mar. 30, 2012 Bank Loan Due April 2013 USD ($)	Mar. 30, 2012 Bank Loan Due April 2013 CNY	Apr. 08, 2013 Bank Loan Due April 8, 2014	Apr. 08, 2013 Bank Loan Due April 8, 2014 USD ($)	Apr. 08, 2013 Bank Loan Due April 8, 2014 CNY	Aug. 13, 2013 Bank Loan Due August 2014	Aug. 13, 2013 Bank Loan Due August 2014 USD ($)	Aug. 13, 2013 Bank Loan Due August 2014 CNY	May 14, 2014 Bank Loan Due October 2014 USD ($)	May 14, 2014 Bank Loan Due October 2014 CNY	Apr. 07, 2014 Bank Loan One Due April 2015	Apr. 07, 2014 Bank Loan One Due April 2015 USD ($)	Apr. 07, 2014 Bank Loan One Due April 2015 CNY	Apr. 24, 2014 Bank Loan Two Due April 2015	Apr. 24, 2014 Bank Loan Two Due April 2015 USD ($)	Apr. 24, 2014 Bank Loan Two Due April 2015 CNY	May 15, 2014 Bank Loan Due February 2015	May 15, 2014 Bank Loan Due February 2015 USD ($)	May 15, 2014 Bank Loan Due February 2015 CNY
Short-term bank loan disclosures
Time deposits pledged to secure bank loan							177,688,627		658,715,750			161,000,000			65,100,000		300,000,000			152,145,000			33,000,000			300,000,000
Bank loan	$ 71,992,876	446,687,000	213,391,500			$ 24,000,000		$ 95,000,000			$ 25,000,000			$ 10,000,000		$ 45,000,000			$ 23,000,000			$ 5,000,000			$ 45,000,000
Bank loans, interest rate per annum (as a percent)				2.35%	2.65%					1.00%			1.00%					1.00%			1.00%			2.47%
Bank loans, interest rate per annum (as a percent)								2.19%	2.19%							3.3877%	3.3877%
Variable interest reference rate				3 month LIBOR	3 month LIBOR					3-month LIBOR			3-month LIBOR					1-month LIBOR			1-month LIBOR			3-month LIBOR